Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Revenue [Abstract]
Facilitation fee									$ 20,410	$ 14,588	$ 6,956
Brand alliance fees									2,641
Advertising revenue									781	981	1,326
Commission on rail reservation									700	503	208
Miscellaneous									3,496	898	743
Other revenue	$ 8,163	$ 8,426	$ 5,836	$ 5,603	$ 5,457	$ 5,038	$ 3,319	$ 3,156	$ 28,028	$ 16,970	$ 9,233